Equity (Details) - Schedule of capital (number of shares) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Feb. 28, 2021
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	102,377,008	62,104,301	20,000,000
Total free float shares	58,370,851	38,975,428
Free float shares as percentage of total shares (%)	57.00%	63.00%
Cresud S.A.C.I.F.Y.A. [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	40,366,917	19,910,800
Board of Directors [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	190,800	192,800
Executive Board [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	263,353	263,453
Officers [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	454,153	456,253
Treasury [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	3,185,087	2,761,820
Other [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	58,370,851	38,975,428